Accrued Expenses and Other Liabilities	3 Months Ended
Mar. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	March 31, 2020	December 31, 2019
Compensation and benefits	$3,408	$6,568
Research and development costs	14,173	10,449
UCLB milestone and option	810	663
Professional fees	3,125	2,611
U.S. Corporate and local tax	—	391
Other liabilities	955	716
Total accrued expenses and other liabilities	$22,471	$21,398